Cover	Apr. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2025
Entity File Number	001-39716
Entity Registrant Name	GCM Grosvenor Inc.
Entity Central Index Key	0001819796
Entity Tax Identification Number	85-2226287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 North Michigan Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	312
Local Phone Number	506-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GCMG
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A common stock
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	GCMGW
Security Exchange Name	NASDAQ